EQUIPMENT	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
EQUIPMENT
3.	EQUIPMENT

	December 31, 2013						December 31, 2012
	Cost		Accumulated depreciation		Net Book Value		Cost		Accumulated depreciation		Net Book Value
	$		$		$		$		$		$
Office furniture		-		-		-		2,812		2,388		424
Computer equipment		-		-		-		5,033		4,786		247
		-		-		-		7,845		7,174		671

During the year ended December 31, 2013, the Company disposed of its office furniture and computer equipment for a loss of $592.